Debt - Additional Information (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Billions				1 Months Ended								2 Months Ended	12 Months Ended
	May 15, 2020 USD ($) shares	May 15, 2020 KRW (₩) shares	Aug. 01, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2020 KRW (₩)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 KRW (₩)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 KRW (₩)	May 31, 2019 USD ($)	May 31, 2019 KRW (₩)	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2020 ₩ / shares	Jan. 01, 2020 USD ($)	Jan. 01, 2020 KRW (₩)	May 31, 2019 KRW (₩)	Dec. 31, 2017 KRW (₩) ₩ / shares shares
Debt Instrument [Line Items]
Repayment of related party debt | $													$ 42,371
Debt instrument converted into equity amount stock value | $													$ 187,095
Stic [Member]
Debt Instrument [Line Items]
Internal rate of return percentage														8.00%
Percentage of shares issuable in initial public offer														50.00%					50.00%
2.5% Convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount														$ 193,000					₩ 210.0
Debt instrument number of shares issuable on conversion | shares														715,258
Debt instrument conversion price per share | ₩ / shares															₩ 293,600				₩ 293,600
Convertible bonds long term rate of interest														2.50%					2.50%
Debt instrument year of maturity														2024
Long term debt instrument maturity date														May 26, 2024					May 26, 2024
Coupon interest payable quarterly percentage						0.90%	0.90%					0.90%			0.625%
Coupon yield to maturity return percentage						4.50%	4.50%					4.50%			5.00%
Long term debt default rate of interest															9.00%
Debt instrument shares issued on conversion | shares												715,258	715,258
Debt instrument converted into equity amount	$ 187,100	₩ 229.7
Debt instrument converted into equity amount stock value	5,800	7.2
Debt instrument converted into equity amount recorded in additional paid in capital	181,300	222.5
2.5% Non convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount														$ 83,000					₩ 90.0
Convertible bonds long term rate of interest														2.50%					2.50%
Class of warrants or rights number of shares covered by the warrants or rights | shares														306,539					306,539
Class of warrants or rights conversion price per share | (per share)														$ 270					₩ 293,600
Debt instrument year of maturity														2024
Long term debt instrument maturity date														May 26, 2024					May 26, 2024
Coupon interest payable quarterly percentage														0.625%					0.625%
Coupon yield to maturity return percentage															5.00%
Long term debt default rate of interest															9.00%
Payment of accrued coupon interest | $	300
Forefeiture of unpaid yield to maturity interest | $	1,900
Debt instrument converted into equity amount	64,400	79.0
Debt instrument converted into equity amount stock value	2,500	3.1
Debt instrument converted into equity amount recorded in additional paid in capital	$ 61,900	₩ 75.9
Class of warrants of rights the date from which the rights are excercisable													May 25, 2018
Stock shares issued during the period warrant excercises | shares	306,539	306,539
Class of warrants or rights maturity date															Apr. 26, 2024
2.5% Non convertible bonds due 2024 [Member] | Stic [Member] | Possible premature redemption [Member]
Debt Instrument [Line Items]
Long term debt instrument maturity date														May 26, 2022					May 26, 2022
3.5% senior notes due in 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 74,000								₩ 80.0
Convertible bonds long term rate of interest										3.50%								3.50%
Debt instrument year of maturity			2020
Debt instrument periodic payment principal								$ 18,000	₩ 20.0
Debt instrument terms of interest payment			quarterly interest
4.3% senior note [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest										4.30%								4.30%
Proceeds from senior notes										$ 18,000	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Debt instrument face amount																$ 92,000	₩ 100.0
Related party transaction rate of interest													4.60%
Long term debt instrument maturity date																May 27, 2024	May 27, 2024
4.6% senior notes due to related parties in 2024 [Member] | Principal [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 28,000	₩ 30.0	$ 18,000	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member] | Interest [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 2,600	₩ 3.1	$ 1,000	₩ 1.2